Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Significant Accounting Policies [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Impairment loss on equity method investment	2,835,000	679,000
Impairment loss on available-for-salesecurities investments	2,492,000
Recognized revenues net of business tax and related surcharges in connection with expired study cards	166,668,000	130,988,000	117,548,000
Advertising expenses	14,785,000	17,833,000	11,356,000
Selling expenses	87,883,000	57,412,000	48,334,000
Cash and cash equivalents, denominated in RMB	$ 28,021,000	$ 52,388,000
Foreign currency risk, cash and cash equivalents, represented amount, percent	90.90%	86.60%
ASU 2016-18
Significant Accounting Policies [Line Items]
Rastricted cash	$ 51,736,000	$ 34,855,000	15,547,000
Shipping and Handling
Significant Accounting Policies [Line Items]
Selling expenses	$ 1,852,000	$ 1,134,000	763,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock	20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock	50.00%
Accounts Receivable | Concentration Risk Customer One
Significant Accounting Policies [Line Items]
One customer's accounts receivable, Maximum percentage	8.50%	4.40%
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'')
Significant Accounting Policies [Line Items]
Recognized revenues net of business tax and related surcharges in connection with expired study cards	$ 93,000	$ 132,000	$ 161,000
Business tax and related surcharges, percent	6.00%	6.00%	3.00%
Business tax and related surcharges, amount	$ 1,075,000	$ 390,000	$ 3,216,000
Beijing Champion Education Technology Co., Ltd. (''Champion Education Technology'')
Significant Accounting Policies [Line Items]
PRC value added tax ("VAT"), general rate	16.00%